Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 6 – ACCOUNTS RECEIVABLE, NET

The net book value of accounts receivable consisted of the following as of December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Accounts receivable	$10,535,495	$5,582,802
Less: Allowance for doubtful accounts	(470,648)	(140,282)
Accounts receivable, net	$10,064,847	$5,442,520

The movement of allowance for doubtful accounts consisted of the following:

	December 31, 2018	December 31, 2017
Allowance for doubtful accounts, beginning balance	$140,282	$34,640
Increase	337,913	101,022
Decrease	-	-
Effects of foreign exchange rate	(7,547)	4,620
Allowance for doubtful accounts, ending balance	$470,648	$140,282